American Century Government Income Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CAPITAL PRESERVATION FUND * GINNIE MAE FUND
GOVERNMENT AGENCY MONEY MARKET FUND * GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND

SUPPLEMENT DATED MAY 15, 2006  *  STATEMENT OF ADDITIONAL INFORMATION DATED JULY
29, 2005

THE FOLLOWING PARAGRAPH REPLACES THE FIFTH PARAGRAPH ON PAGE 43.

     Certain  investments  may be  appropriate  for the funds and also for other clients  advised by the  advisor.  Investment  decisions  for the funds and other clients are made with a view to achieving their respective investment objectives after  consideration of such factors as their current  holdings, availability  of cash  for  investment  and the  size of  their  investment generally.  A particular security may be bought or sold for only one client or fund, or in different  amounts and at different  times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for  another  client or fund, and a client or fund may hold a short position in a particular  security at the same time another  client or fund holds a long  position.  In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted  procedures  designed to ensure such  transactions  will be allocated  among  clients and funds in a manner  believed by the advisor to be equitable to each. In some cases this procedure  could  have an  adverse  effect  on the  price or  amount of the securities purchased or sold by a fund.

THE FOLLOWING REPLACES THE CHART ON PAGE 45.

     OTHER ACCOUNTS MANAGED

     The  portfolio   managers  also  may  be  responsible  for  the  day-to-day management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   OTHER ACCOUNTS (E.G.,
                                                REGISTERED INVESTMENT    OTHER POOLED              SEPARATE ACCOUNTS AND
                                                COMPANIES (E.G., OTHER   INVESTMENT VEHICLES       CORPORATE ACCOUNTS,
                                                AMERICAN CENTURY FUNDS   (E.G., COMMINGLED         INCLUDING INCUBATION
                                                AND AMERICAN CENTURY-    TRUSTS AND 529            STRATEGIES AND
                                                SUBADVISED FUNDS)        EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL PRESERVATION
-----------------------------------------------------------------------------------------------------------------------
Lynn Paschen               Number of Other                 1                       0                      0
                           Accounts Managed
                           --------------------------------------------------------------------------------------------
                           Assets in Other            $471,623,918                N/A                    N/A
                           Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
GINNIE MAE
-----------------------------------------------------------------------------------------------------------------------
Alejandro H. Aguilar       Number of Other                 5                       0                      0
                           Accounts Managed
                           --------------------------------------------------------------------------------------------
                           Assets in Other           $1,728,875,844               N/A                    N/A
                           Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
Dan Shiffman(1)            Number of Other                 8                       0                      2
                           Accounts Managed
                           --------------------------------------------------------------------------------------------
                           Assets in Other           $3,853,146,453               N/A                $38,134,266
                           Accounts Managed
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------
Denise Latchford(2)        Number of Other                 1                       0                      0
                           Accounts Managed
                           --------------------------------------------------------------------------------------------
                           Assets in Other           $2,080,035,028               N/A                    N/A
                           Accounts Managed
-----------------------------------------------------------------------------------------------------------------------

(1)  MR. SHIFFMAN BECAME PORTFOLIO  MANAGER ON FEBRUARY 1, 2006.  INFORMATION IS
     PROVIDED AS OF APRIL 21, 2006.

(2)  MS. LATCHFORD  BECAME PORTFOLIO  MANAGER ON APRIL 21, 2006, AND INFORMATION
     IS PROVIDED AS OF THAT DATE.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 OTHER ACCOUNTS (E.G.,
                                              REGISTERED INVESTMENT    OTHER POOLED              SEPARATE ACCOUNTS AND
                                              COMPANIES (E.G., OTHER   INVESTMENT VEHICLES       CORPORATE ACCOUNTS,
                                              AMERICAN CENTURY FUNDS   (E.G., COMMINGLED         INCLUDING INCUBATION
                                              AND AMERICAN CENTURY-    TRUSTS AND 529            STRATEGIES AND
                                              SUBADVISED FUNDS)        EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------------------
Robert Gahagan             Number of Other               6                       0                      3
                           Accounts Managed
                           ------------------------------------------------------------------------------------------
                           Assets in Other         $2,700,520,995               N/A                $43,112,413
                           Accounts Managed
---------------------------------------------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND
---------------------------------------------------------------------------------------------------------------------
Jeremey Fletcher           Number of Other               7                       0                      0
                           Accounts Managed
                           ------------------------------------------------------------------------------------------
                           Assets in Other         $1,243,591,904               N/A                    N/A
                           Accounts Managed
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT
---------------------------------------------------------------------------------------------------------------------
Robert Gahagan             Number of Other               6                       0                      3
                           Accounts Managed
                           ------------------------------------------------------------------------------------------
                           Assets in Other         $2,215,471,795               N/A                $43,112,413
                           Accounts Managed
---------------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE CHART ON PAGE 48.

     OWNERSHIP OF SECURITIES

     The following  table  indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2005.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
CAPITAL PRESERVATION
--------------------------------------------------------------------------------
         Lynn Paschen                                           B
--------------------------------------------------------------------------------
GINNIE MAE
--------------------------------------------------------------------------------
         Alejandro H. Aguilar                                   B
--------------------------------------------------------------------------------
         Dan Shiffman(1)                                        B
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET
--------------------------------------------------------------------------------
         Denise Latchford(2)                                    E
--------------------------------------------------------------------------------
GOVERNMENT BOND
--------------------------------------------------------------------------------
         Robert Gahagan(3)                                      A
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND
--------------------------------------------------------------------------------
         Jeremy Fletcher                                        C
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
         Robert Gahagan(3)                                      A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. SHIFFMAN BECAME PORTFOLIO  MANAGER ON FEBRUARY 1, 2006.  INFORMATION IS
     PROVIDED AS OF MARCH 31, 2006.

(2)  MS. LATCHFORD BECAME  PORTFOLIO  MANAGER ON APRIL 21, 2006.  INFORMATION IS
     PROVIDED AS OF APRIL 1, 2006.

(3)  AMERICAN  CENTURY  HAS  ADOPTED A POLICY  THAT,  WITH  LIMITED  EXCEPTIONS,
     REQUIRES  ITS  PORTFOLIO  MANAGERS  TO MAINTAIN  INVESTMENTS  IN THE POLICY
     PORTFOLIOS THEY OVERSEE.  HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN  INVESTMENT  TEAM  THAT  OVERSEES  A NUMBER  OF FUNDS IN THE SAME  BROAD
     INVESTMENT  CATEGORY,  THE  PORTFOLIO  MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

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Investments are service marks of American Century Proprietary Holdings, Inc.

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